Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Detail)	12 Months Ended
Dec. 31, 2023
Glaxo Group Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Operations UK Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Wellcome UK Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Capital plc | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Export Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Finance plc | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Holdings Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline IHC Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property (No.2) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property (No.3) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property (No.4) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property Development Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Research & Development Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Smith Kline Services Unlimited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline UK Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline US Trading Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Setfirst Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SmithKline Beecham Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ViiV Healthcare Finance Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare UK (No.3) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
Viiv Healthcare UK Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
GlaxoSmithKline AG (Switzerland) | Switzerland
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline B.V. (Netherlands) | Netherlands
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Biologicals SA (Belgium) | Belgium
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline GmbH & Co. KG (Germany) | Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Pharma GmbH (Austria) | Austria
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Pharmaceuticals SA (Belgium) | Belgium
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline S.A. (Spain) | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline S.p.A. (Italy) | Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Single Member A.E.B.E. (Greece) | Greece
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Trading Services Limited (Republic of Ireland) | Ireland
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Manufacturing SpA (Italy) | Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Wellcome Production S.A.S (France) | France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Capital B.V. | Netherlands
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Services Sp z o.o. (Poland) | Poland
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Vaccines GmbH (Germany) | Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Vaccines S.r.l. (Italy) | Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
JSC GlaxoSmithKline Trading (Russia) | Russia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Laboratoire GlaxoSmithKline (France) | France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Laboratorios ViiV Healthcare, S.L. (Spain) | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare GmbH (Germany) | Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare S.r.l. (Italy) | Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare SAS (France) | France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
GSK (No.1) Scottish Limited Partnership | Scotland
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Affinivax, Inc | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Corixa Corporation | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Capital Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Holdings (Americas) Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline LLC | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Equity Investments, Limited | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Human Genome Sciences, Inc | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stiefel Laboratories, Inc | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Tesaro, Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ViiV Healthcare Company | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
Glaxo Saudi Arabia Limited (Saudi Arabia) | Saudi Arabia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Wellcome Manufacturing Pte Ltd (Singapore) | Singapore
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline (Thailand) Limited (Thailand) | Thailand
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Australia Pty Ltd (Australia) | Australia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Brasil Limitada (Brazil) | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Far East B.V. (Taiwan) | Taiwan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Ilaclari Sanayi ve Ticaret A.S. (Turkey) | Turkey
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Inc. (Canada) | Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline K.K. (Japan) | Japan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Korea Limited (Republic of Korea) | Republic of Korea
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Limited (Hong Kong) | Hong Kong
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Mexico S.A. de C.V. (Mexico) | Mexico
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Pakistan Limited (Pakistan) | Pakistan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	82.60%
GlaxoSmithKline Pharmaceuticals Limited (India) | India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%
GSK Enterprise Management Co, Ltd (China) | China
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Pharma Vietnam Company Limited (Vietnam) | Vietnam
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ID Biomedical Corporation of Quebec (Canada) | Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ViiV Healthcare K.K (Japan) | Japan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare ULC (Canada) | Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%